Leases (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of quantitative information about right-of-use assets
The carrying amounts of lease liabilities and the movements during the fiscal year are as follows:

Movements	2025	2024	2023
At the beginning of the fiscal year	18,401,874	26,895,627	17,531,572
Additions	11,920,387	12,038,648	17,168,361
Accretion of interest	5,194,199	3,410,911	2,443,999
Difference in foreign currency	4,185,201	4,063,979	20,909,799
Payments	(15,075,144)	(10,806,570)	(11,297,550)
Monetary effect	(5,482,759)	(17,200,721)	(19,860,554)

At the end of the fiscal year (see Note 21)	19,143,758	18,401,874	26,895,627

Summary of maturity analysis of operating lease payments
The table below shows the maturity of the lease liabilities as of December 31, 2025 and 2024:

Lease liabilities	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Balances as of 12/31/2025	2,531,898	1,676,281	2,094,692	3,171,267	9,474,138	4,645,951	5,023,669	9,669,620
Balances as of 12/31/2024	1,745,842	1,545,115	2,008,750	3,078,863	8,378,570	3,945,584	6,077,720	10,023,304

Summary of Reconciliation Between Gross Investment of Financial Leases and the Current Value of the Minimum Payments Receivables
The following table shows the reconciliation between the total gross investment of financial leases and the current value of the minimum payment receivables for such leases:

	12/31/2025		12/31/2024
	Current value of minimum payments	Total gross investment	Current value of minimum payments	Total gross investment
Up to 1 year	5,844,257	10,305,338	7,857,742	18,336,653
From 1 to 5 years	7,475,029	10,285,058	13,780,412	22,843,019
Over 5 years				738

Total	13,319,286	20,590,396	21,638,154	41,180,410